Note 5 - Equity Transactions (Details Textual)					1 Months Ended		3 Months Ended			9 Months Ended		12 Months Ended
	Aug. 27, 2020 USD ($) $ / shares shares	Apr. 24, 2020 USD ($) $ / shares shares	May 31, 2019 USD ($) $ / shares shares	May 30, 2019 USD ($) $ / shares shares	Jan. 30, 2019 USD ($)	Apr. 30, 2018 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2019 USD ($)	Mar. 30, 2018 USD ($)	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) shares
Share-based Payment Arrangement, Expense | $							$ 5,320	$ 97,250		$ 19,380	$ 159,380	$ 168,120	$ 83,420
Equity Units, Number of Common Shares in Each Unit (in shares)													1
Proceeds from Issuance of Private Placement | $	$ 2,831,114								$ 74,983
Proceeds from Issuance or Sale of Equity, Net of Issuance Costs | $												$ 7,120,000
Warrants Issued with Units [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares			$ 0.30			$ 0.25
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)						400
Warrants Issued to Placement Agent in Connection with Private Placement [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)			1,359,000
Warrants Issued to Placement Agent in Connection with Private Placement [Member] | Think Equity [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares				$ 0.11
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)				222,282
Class of Warrant or Right, Issued During Period, Percentage of Purchased Common Stock				6.00%
Class of Warrant or Right, Exercise Price, Percentage Price Per Share Paid by Investors				110.00%
Warrants To Purchase Common Stock [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)							91,854,716			91,854,716
Warrants To Purchase Common Stock [Member] | Minimum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares							$ 0.11			$ 0.11
Warrants To Purchase Common Stock [Member] | Maximum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares							1			1
Warrants to Purchase Units Sold in May 2016 Private Placement [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares							$ 0.25			$ 0.25		$ 0.25
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)							480,000			480,000		480,000
Warrants and Rights Outstanding, Term (Year)							7 years			7 years
Warrants to Purchase Units Sold in February 2017 Private Placement [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares							$ 0.35			$ 0.35		$ 0.35
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)							164,074			164,074		164,074
Warrants to Purchase Units Sold in October 2017 Private Placement [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares							$ 100			$ 100		$ 100
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)							600			600		600
Private Placement [Member]
Equity Units Issued During Period, Shares, New Issues (in shares)	28,311,140		29,770,000			20,100							3,519,963
Shares Issued, Price Per Share (in dollars per share) | $ / shares	$ 0.10	$ 0.10	$ 0.25
Equity Units, Number of Common Shares in Each Unit (in shares)	1		1
Equity Units, Number of Warrants in Each Unit			1
Proceeds from Issuance of Private Placement | $		$ 2,000,000	$ 7,442,500		$ 130,063	$ 2,010,000							$ 2,342,034
Payments of Stock Issuance Costs | $			452,900
Proceeds from Issuance or Sale of Equity, Net of Issuance Costs | $			$ 6,989,600
Stock Issued During Period, Shares, New Issues (in shares)		20,000,000
Private Placement [Member] | August 2020 Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares	$ 0.15
Warrants and Rights Outstanding, Term (Year)	7 years
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares)	1
May Placement [Member] | Think Equity [Member]
Payments of Stock Issuance Costs | $				$ 29,637
Stock or Equity Unit Issuance, Cash Fee, Percentage of Gross Proceeds				8.00%